NON-CONTROLLING INTERESTS - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,423	$ 5,020
Subsidiaries with material non-controlling interests | BPY Subsidiary Holding Entities
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 3,728	$ 3,871
Subsidiaries with material non-controlling interests | BRP Retail Holdings LLC.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,333	$ 1,274
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,311	$ 932
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	75.00%	75.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,200	$ 1,190
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 891	$ 936
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 734	$ 799
Subsidiaries with material non-controlling interests | Brookfield Fairfield Multifamily Value Add Fund III LP
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	70.00%	70.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 452	$ 383
Subsidiaries with material non-controlling interests | Brookfield India II Retail Upper Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	50.00%	50.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 432	$ 383
Subsidiaries with material non-controlling interests | BSREP II LA Mart Mezz LLC.
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 399	$ 352
Subsidiaries with material non-controlling interests | BSREP II Holdings Pte. Ltd
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	68.00%	68.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 364	$ 355
Subsidiaries with material non-controlling interests | Hospitality Investors Trust
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 350	$ 376
Subsidiaries with material non-controlling interests | BSREP Citypoint Investments Ltd
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	69.00%	69.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 311	$ 342
Subsidiaries with material non-controlling interests | Brookfield India Real Estate Trust (“India REIT”)
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	82.00%	82.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 236	$ 280
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 0	$ 588
Subsidiaries with material non-controlling interests | BSREP II WS Hotel Holding LLC
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 0	$ 544
Subsidiaries with material non-controlling interests | Other
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,869	$ 2,081
Subsidiaries with material non-controlling interests | Bottom of range | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	1.00%
Subsidiaries with material non-controlling interests | Bottom of range | Other
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	33.00%	3300.00%
Subsidiaries with material non-controlling interests | Top of range | BPO
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	100.00%
Subsidiaries with material non-controlling interests | Top of range | Other
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	7700.00%	7700.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 18,033	$ 19,706